Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings, Excluding Current Portion of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Total short-term borrowings	¥ 1,764	¥ 2,048
Unsecured short-term loans from financial institutions | Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	1,500	400
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 264	¥ 1,648